Financial Instruments and Financial Risk Management - Fair value by hierarchy (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023
Share Capital
Investment in Aqualung Carbon Capture SA	$ 3,395	$ 3,314
Level 3 of fair value hierarchy
Share Capital
Investment in Aqualung Carbon Capture SA	$ 3,395	$ 3,314